Operating expenses - Advertising (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating expenses
Media advertising	$ (769)	$ (527)	$ (524)
Fairs and exhibitions	(264)	(176)	(137)
Other advertising costs	(185)	(171)	(153)
Total advertising	$ (1,218)	$ (874)	$ (814)